Nature of operations and summary of significant accounting policies (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	May 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 15, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Allowance for doubtful accounts		$ 3,600,000	$ 8,600,000
Contract with customer, liability, revenue recognized		4,400,000	4,000,000.0
Deferred offering costs capitalized		0	1,100,000
Additional paid-in capital		67,300,000	53,900,000
Accrued expenses		13,400,000
Other expense	$ 800,000	12,100,000
Offering costs recognized			0
Advertising costs		2,500,000	1,500,000
Goodwill impairment loss		0	0
Impairment charges		0	0
Acquisition costs		0	0
Amortization of these capitalized costs		1,100,000	$ 2,500,000
Fair value of Earn-out Interests		5,600,000
Other income (expense)		$ 68,500,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value		$ 0.0001
Shares issued				160,000
Common Class A [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		1,488,519
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued				880,000
Common Class B [Member] | Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		8,900,840
Common Class V [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value		$ 0.0001